Cover	Nov. 10, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment No. 1”) amends and restates the Current Report on Form 8-K filed by La Rosa Holdings Corp. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on November 13, 2025 (the “Original Form 8-K”), in which the Company reported that the Board of Directors of the Company approved an amendment to the Articles of Incorporation of the Company with respect to a potential reverse stock split. This Amendment No. 1 is being filed to amend and restate Item 5.03 of the Original Form 8-K to correct the disclosure with respect to such amendment to the Articles of Incorporation and clarify that such amendment was approved with respect to one or more reverse stock splits that the Board of Directors in its discretion may approve within one year from the date of the stockholder approval. Other than such changes to the Original Form 8-K described above, there are no other changes to the Original Form 8-K.
Document Period End Date	Nov. 10, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-41588
Entity Registrant Name	La Rosa Holdings Corp.
Entity Central Index Key	0001879403
Entity Tax Identification Number	87-1641189
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1420 Celebration Blvd.,
Entity Address, Address Line Two	2nd Floor
Entity Address, City or Town	Celebration
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34747
City Area Code	321
Local Phone Number	250-1799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	LRHC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false